Stock-Based Compensation Plans - Stock Options (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (shares)	0.9	1.5
Stock options weighted average exercise price (CAD per share)	$ 50.96	$ 48.96
Options vested, number of options (shares)		1.4
Options exercised (shares)	0.6	0.4
Proceeds from stock options exercised	$ 28	$ 15
Stock options, intrinsic value	$ 13	$ 5
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	10 years
Expiration period after death or retirement	3 years
Award vesting period	4 years